CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 123,851,332	$ 17,444,096	¥ 45,286,816	¥ 27,009,779
Cost of sales:
Total cost of sales	(96,354,581)	(13,571,259)	(36,496,360)	(21,248,325)
Gross profit	27,496,751	3,872,837	8,790,456	5,761,454
Operating expenses:
Research and development	(10,586,129)	(1,491,025)	(6,780,032)	(3,286,389)
Selling, general and administrative	(9,767,955)	(1,375,788)	(5,665,301)	(3,492,385)
Other operating income, net	264,210	37,213	0	0
Total operating expenses	(20,089,874)	(2,829,600)	(12,445,333)	(6,778,774)
(Loss)/Income from operations	7,406,877	1,043,237	(3,654,877)	(1,017,320)
Other (expense)/income:
Interest expense	(86,251)	(12,148)	(106,340)	(63,244)
Interest income and investment income, net	2,082,948	293,377	976,229	740,432
Others, net	1,048,189	147,634	625,633	187,320
(Loss)/Income before income tax	10,451,763	1,472,100	(2,159,355)	(152,812)
Income tax (expense)/benefit	1,357,362	191,180	127,007	(168,643)
Net (loss)/income	11,809,125	1,663,280	(2,032,348)	(321,455)
Less: Net (loss)/income attributable to noncontrolling interests	104,992	14,788	(20,133)	0
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	¥ 11,704,133	$ 1,648,492	¥ (2,012,215)	¥ (321,455)
Weighted average number of ordinary shares used in computing net (loss)/earnings per share
Basic (in shares)	1,967,863,759	1,967,863,759	1,941,230,998	1,853,320,448
Diluted (in shares)	2,115,376,392	2,115,376,392	1,941,230,998	1,853,320,448
Net (loss)/earnings per share attributable to ordinary shareholders
Basic earnings (in per share) | (per share)	¥ 5.95	$ 0.84	¥ (1.04)	¥ (0.17)
Diluted earnings (in per share) | (per share)	¥ 5.55	$ 0.78	¥ (1.04)	¥ (0.17)
Net (loss)/income	¥ 11,809,125	$ 1,663,280	¥ (2,032,348)	¥ (321,455)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	(30,766)	(4,333)	1,327,761	(516,687)
Total other comprehensive (loss)/income	(30,766)	(4,333)	1,327,761	(516,687)
Total comprehensive (loss)/income	11,778,359	1,658,947	(704,587)	(838,142)
Less: Net (loss)/income attributable to noncontrolling interests	104,992	14,788	(20,133)	0
Comprehensive (loss)/income attributable to ordinary shareholders of Li Auto Inc.	11,673,367	1,644,159	(684,454)	(838,142)
Motor vehicles
Revenues:
Total revenues	120,294,667	16,943,150	44,106,434	26,128,469
Cost of sales:
Total cost of sales	(94,482,347)	(13,307,560)	(35,688,343)	(20,755,578)
Other sales and services
Revenues:
Total revenues	3,556,665	500,946	1,180,382	881,310
Cost of sales:
Total cost of sales	¥ (1,872,234)	$ (263,699)	¥ (808,017)	¥ (492,747)